Accrued Expenses (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Mar. 31, 2016
Payables and Accruals [Abstract]
Schedule of Accrued Expenses
	December 31, 2016	March 31, 2016
Wages and taxes	$799,711	$514,713
Accrued interest	96,903	15,437
Total accrued expenses	$896,614	$530,150

	March 31, 2016	March 31, 2015
Wages and taxes	$514,713	$175,357
Accrued interest	15,437	25,534
Total accrued expenses	$530,150	$200,891